Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies
16.	Commitments and Contingencies

On December 4, 2008, a lawsuit was filed against PXRE Group Ltd. (now Argo Group) and certain of PXRE’s former officers in United States District Court for the Southern District of New York alleging causes of action on behalf of a group of institutional shareholders that purchased Series D Perpetual Non-voting Preferred Shares of PXRE pursuant to the Private Placement Memorandum dated on or about September 28, 2005 (the “Private Placement”). The lawsuit alleges that the Private Placement was a public offering and that the Private Placement Memorandum contained false and misleading statements or omissions concerning PXRE’s business, prospects and operations actionable under Section 12(a)(2) of the Securities Act of 1933. In addition, the lawsuit alleges claims under New York state law for negligent misrepresentation and common law fraud based upon, among other things, statements contained in the Private Placement Memorandum and alleged false and misleading statements by PXRE’s named former officers. The facts and circumstances of the Private Placement litigation arise generally out of statements or alleged omissions relating to the impact of hurricanes Katrina, Rita and Wilma on PXRE. On April 6, 2009, the institutional investors filed an amended complaint. Argo Group filed a motion to dismiss the amended complaint on May 6, 2009. On January 26, 2010, the District Court granted our motion, dismissing the plaintiffs’ federal law causes of action without prejudice, and holding that the amended complaint failed to allege facts that would show that the Private Placement could be construed to be a public offering or that the Private Placement should be integrated with PXRE’s public share offering. The Court’s order provided the plaintiffs with a deadline of February 22, 2010 to file amended pleadings setting forth the nature of the entities to which the Private Placement was offered. Based on the dismissal of the federal law claims, the Court’s order also dismissed without prejudice all state law claims asserted by the plaintiffs for lack of subject matter jurisdiction, without prejudice to the plaintiffs’ right to file a separate action in state court asserting such claims. On February 22, 2010, the plaintiffs filed a Second Amended Complaint in the District Court case seeking to overcome the deficiencies outlined in the order of dismissal. At a pre-motion conference held on April 14, 2010, the Court indicated that the Second Amended Complaint was also insufficient to raise an issue of fact as to the federal law causes of action. The Court allowed plaintiffs a third opportunity to replead, and plaintiffs filed their Third Amended Complaint on April 23, 2010. On May 14, 2010, we filed a Motion to Dismiss Plaintiffs’ Third Amended Complaint. On March 16, 2011, the Court heard arguments on this motion. The Court denied our motion as to certain threshold arguments regarding plaintiffs’ federal securities claims, finding that they raised factual issues. The Court directed the parties to engage in limited discovery in an attempt to resolve these factual issues. The Court’s March 16 decision did not extend to certain other arguments for dismissal of plaintiffs’ federal claims, nor to our arguments with respect to plaintiffs’ state law claims. On July 15, 2011, the plaintiffs voluntarily dismissed all federal claims as against the individual defendants, leaving the Section 12(a)(2) claim against PXRE as the sole remaining federal claim. On December 23, 2011, the defendants filed a brief setting forth arguments for summary judgment on the plaintiffs’ Section 12(a)(2) claim, and arguments for dismissal of the entire case on the pleadings. Oral argument has been scheduled by the Court for March 16, 2012.

At this stage, Argo Group is unable to determine with any reasonable certainty the specific claims, litigants, or alleged damages that ultimately may be associated with the Private Placement lawsuit or any other future proceedings regarding the alleged facts and circumstances described above, nor can we currently predict the timing of any rulings, trials or other significant events relating to such proceedings. Given these limitations and the inherent difficulty of projecting the outcome of litigated disputes, we are unable to reasonably estimate the possible loss, range of loss or legal costs that are likely to arise out of the pending securities litigation or any future proceedings relating to the above matters at this time. Argo Group has insurance protection that may cover a portion of any potential loss or legal costs, but a settlement above the coverage limits could impact our financial position and results of operations.

Based on all information available to Argo Group at this time, management believes that PXRE’s reserving practices, financial disclosures, public filings and securities offerings in the aftermath of the 2005 hurricanes complied fully with all applicable regulatory and legal requirements. However, if unfavorable outcomes in the Private Placement lawsuit were to occur and result in the payment of substantial damages or fines or criminal penalties, these outcomes could have a material adverse effect on our business, cash flows, and results of operations, financial position and prospects.

Argo Group’s subsidiaries are parties to other legal actions incidental to their business. Based on the opinion of counsel, management believes that the resolution of these matters will not materially affect our financial condition or results of operations.